SCHEDULE OF DISCONTINUED OPERATIONS OF INCOME STATEMENT (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 20, 2026	Jun. 30, 2026	Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 432		$ 599
Less: Cost of revenues	(420)		(7,760)
Gross profit (loss)	12		(7,161)
Total operating expenses	1,992		59,065
Loss from discontinued operations	(1,980)		(66,226)
Total other (loss) income, net	(3,631)		6,834
Loss from discontinued operations before income taxes	(5,611)		(59,392)
Income tax expenses from operations
Net income (loss) from discontinued operations	$ (5,611)	$ 253,217	$ (59,392)